SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES (Details 1) - Sales Revenue, Net [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Concentration Risk [Line Items]
Concentration Risk, Percentage	100.00%	100.00%
Texican Natural Gas Company [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	80.00%	75.00%	38.00%
Energy Transfer Partners, L.P. [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.00%	16.00%	16.00%
Others below 10% [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	9.00%